January 18, 2019

Davidson Multi-Cap Equity Fund

Class A	DFMAX
Class I	DFMIX

A series of Advisors Series Trust

Supplement to the Prospectus and Statement of Additional Information (“SAI”) each dated October 28, 2018

Effective February 1, 2019, the following disclosures are added to the Prospectus and SAI for the Davidson Multi-Cap Equity Fund:

Prospectus

•	Within the “Your Account with the Fund” section, the following is revised within the “Waiving Your Sales Charge” sub-section on page 13:

 “A financial intermediary may impose different sales load waivers. Sales load waiver variations specific to certain financial intermediaries are described in Appendix A to this Prospectus. Investors who are converted from Class I shares by their financial intermediary will not be subject to a sales load.”

•	Within the “How to Purchase Shares of the Fund” section, the “Conversion Feature” sub-section is revised as follows on page 17:

 “Conversion Feature
If consistent with your financial intermediary’s program, Class A shares of the Fund that have been purchased by a financial intermediary on behalf of clients participating in (i) 401(k) plans, Section 457 deferred compensation plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans (ii) investment advisory clients of the Advisor (iii) eligible institutions or (iv) investment programs in which the clients pay an all-inclusive fee, such as a wrap fee, or other fee-based program, may be converted into Class I shares of the Fund if the financial intermediary satisfies any then-applicable eligibility requirements for investment in Class I shares of the Fund.  Any such conversion will be effected at net asset value without the imposition of any fee or other charges by the Fund.  Please contact your financial intermediary about any fees that it may charge.

Investors who hold Class I shares of a Fund through a financial intermediary’s fee-based program, but who subsequently become ineligible to participate in the program or withdraw from the program (while continuing their relationship with the financial intermediary as a brokerage client), may be subject to conversion of their Class I shares by their financial intermediary to another class of shares of the Fund having expenses (including Rule 12b-1 fees) that may be higher than the expenses of the Class I shares.  Investors should contact their financial intermediary to obtain information about their eligibility for the financial intermediary’s fee-based program and the class of shares they would receive upon such a conversion.”

SAI

•	Within the “Additional Purchase and Redemption Information” section, the following is revised within the “Waiving Your Sales Charge” sub-section on page 43:

“Each financial intermediary may impose different sales loads and waivers.  Investors who are converted from Class I shares by their financial intermediary will not be subject to a sales load.  Certain sales load waiver variations are described in Appendix A to the Prospectus.”

•	Within the “Additional Purchase and Redemption Information” section, the “Conversion Feature” sub-section is revised as follows on page 44:

“Conversion Feature
If consistent with your financial intermediary’s program, Class A shares of the Fund that have been purchased by a financial intermediary on behalf of clients participating in (i) 401(k) plans, Section 457 deferred compensation plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans or (ii) investment programs in which the clients pay an all-inclusive fee, such as a wrap fee, or other fee-based program, may be converted into Class I shares of the Fund if the financial intermediary satisfies any then-applicable eligibility requirements for investment in Class I shares of the Fund.  Any such conversion will be effected at net asset value without the imposition of any fee or other charges by the Fund.   Please contact your financial intermediary about any fees that it may charge.

Investors who hold Class I shares of a Fund through a financial intermediary’s fee-based program, but who subsequently become ineligible to participate in the program or withdraw from the program (while continuing their relationship with the financial intermediary as a brokerage client), may be subject to conversion of their Class I shares by their financial intermediary to another class of shares of the Fund having expenses (including Rule 12b-1 fees) that may be higher than the expenses of the Class I shares.  Investors should contact their financial intermediary to obtain information about their eligibility for the financial intermediary’s fee-based program and the class of shares they would receive upon such a conversion.”

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Please retain this Supplement with your Prospectus and SAI for future reference.